CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.7%
Anterix Inc.	184,436	$5,499,881	*

Entertainment - 0.7%
Vivid Seats Inc., Class A Shares	1,035,600	5,944,344	*

Media - 2.5%
Gambling.com Group Ltd.	480,400	4,395,660	*
Gray Television Inc.	763,548	7,291,883
Integral Ad Science Holding Corp.	605,941	8,816,442	*

Total Media		20,503,985

TOTAL COMMUNICATION SERVICES		31,948,210

CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.7%
Visteon Corp.	49,998	5,764,269	*

Diversified Consumer Services - 1.1%
Stride Inc.	146,162	8,762,412	*

Hotels, Restaurants & Leisure - 2.2%
Bloomin’ Brands Inc.	336,849	8,966,920
Everi Holdings Inc.	891,533	9,280,859	*

Total Hotels, Restaurants & Leisure		18,247,779

Household Durables - 1.8%
Century Communities Inc.	174,757	15,151,432

Specialty Retail - 3.9%
Academy Sports & Outdoors Inc.	120,500	7,558,965
Group 1 Automotive Inc.	37,500	9,752,250
Murphy USA Inc.	42,625	15,026,165

Total Specialty Retail		32,337,380

Textiles, Apparel & Luxury Goods - 1.0%
Oxford Industries Inc.	85,600	8,126,008

TOTAL CONSUMER DISCRETIONARY		88,389,280

CONSUMER STAPLES - 2.0%
Food Products - 1.1%
Utz Brands Inc.	516,942	9,149,873

Personal Care Products - 0.9%
Oddity Tech Ltd., Class A Shares	175,400	7,244,020	*

TOTAL CONSUMER STAPLES		16,393,893

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2024 Quarterly Report	1

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
ENERGY - 8.5%
Energy Equipment & Services - 3.0%
Atlas Energy Solutions Inc.	409,000	$7,104,330
Helmerich & Payne Inc.	209,911	8,451,017
Valaris Ltd.	152,100	9,410,427	*

Total Energy Equipment & Services		24,965,774

Oil, Gas & Consumable Fuels - 5.5%
CNX Resources Corp.	373,222	7,539,084	*
HF Sinclair Corp.	211,000	11,919,390
Magnolia Oil & Gas Corp., Class A Shares	608,700	12,551,394
Matador Resources Co.	236,400	12,975,996

Total Oil, Gas & Consumable Fuels		44,985,864

TOTAL ENERGY		69,951,638

FINANCIALS - 17.8%
Banks - 8.4%
Bank OZK	280,087	12,634,724
Home BancShares Inc.	518,300	12,148,952
Independent Bank Corp.	184,200	10,331,778
Texas Capital Bancshares Inc.	151,100	9,217,100	*
WaFd Inc.	355,774	10,331,677
Wintrust Financial Corp.	148,221	14,374,473

Total Banks		69,038,704

Capital Markets - 0.3%
ACIES Acquisition Corp.	1,120,800	2,465,760	*(a)

Consumer Finance - 3.6%
Encore Capital Group Inc.	199,446	9,988,256	*
OneMain Holdings Inc.	256,800	12,223,680
PROG Holdings Inc.	257,010	7,874,786	*

Total Consumer Finance		30,086,722

Financial Services - 3.1%
Essent Group Ltd.	159,700	8,809,052
Euronet Worldwide Inc.	126,600	12,615,690	*
NCR Atleos Corp.	203,944	4,566,306	*

Total Financial Services		25,991,048

Insurance - 1.5%
Assured Guaranty Ltd.	153,236	12,432,037

Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Redwood Trust Inc.	1,053,600	7,069,656

TOTAL FINANCIALS		147,083,927

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Fund 2024 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
HEALTH CARE - 10.5%
Biotechnology - 1.0%
Replimune Group Inc.	180,300	$1,399,128	*
Rhythm Pharmaceuticals Inc.	60,200	2,655,422	*
Ultragenyx Pharmaceutical Inc.	106,100	4,680,071	*

Total Biotechnology		8,734,621

Health Care Equipment & Supplies - 1.6%
Lantheus Holdings Inc.	133,428	6,928,916	*
QuidelOrtho Corp.	91,800	6,289,218	*

Total Health Care Equipment & Supplies		13,218,134

Health Care Providers & Services - 4.7%
Acadia Healthcare Co. Inc.	130,344	10,706,456	*
AMN Healthcare Services Inc.	103,900	7,689,639	*
HealthEquity Inc.	172,015	13,000,894	*
R1 RCM Inc.	751,389	7,694,223	*

Total Health Care Providers & Services		39,091,212

Life Sciences Tools & Services - 0.4%
Maravai LifeSciences Holdings Inc., Class A Shares	514,800	2,985,840	*

Pharmaceuticals - 2.8%
Intra-Cellular Therapies Inc.	142,745	9,612,449	*
Prestige Consumer Healthcare Inc.	167,800	10,326,412	*
Verona Pharma PLC, ADR	164,700	3,022,245	*

Total Pharmaceuticals		22,961,106

TOTAL HEALTH CARE		86,990,913

INDUSTRIALS - 18.4%
Air Freight & Logistics - 0.8%
Forward Air Corp.	141,000	6,250,530

Building Products - 2.6%
Janus International Group Inc.	738,200	10,445,530	*
Tecnoglass Inc.	238,900	10,991,789

Total Building Products		21,437,319

Construction & Engineering - 1.2%
Primoris Services Corp.	310,274	10,176,987

Electrical Equipment - 1.1%
EnerSys	99,077	9,468,789

Ground Transportation - 0.9%
Marten Transport Ltd.	395,842	7,323,077

Machinery - 3.8%
Hillman Solutions Corp.	1,282,993	11,277,509	*
Terex Corp.	207,400	12,740,582
Wabash National Corp.	297,000	7,514,100

Total Machinery		31,532,191

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2024 Quarterly Report	3

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Passenger Airlines - 1.2%
SkyWest Inc.	179,400	$9,554,844	*

Professional Services - 3.3%
ICF International Inc.	81,954	11,394,884
Korn Ferry	157,240	9,225,271
Sterling Check Corp.	485,250	6,618,810	*

Total Professional Services		27,238,965

Trading Companies & Distributors - 3.5%
Custom Truck One Source Inc.	1,110,538	7,262,919	*
GATX Corp.	86,142	10,565,316
Rush Enterprises Inc., Class A Shares	254,596	11,433,906

Total Trading Companies & Distributors		29,262,141

TOTAL INDUSTRIALS		152,244,843

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.6%
Extreme Networks Inc.	387,700	5,237,827	*

Electronic Equipment, Instruments & Components - 3.7%
Advanced Energy Industries Inc.	63,604	6,626,265
Crane NXT Co.	128,900	7,512,292
Itron Inc.	159,100	11,477,474	*
nLight Inc.	374,833	4,865,332	*

Total Electronic Equipment, Instruments & Components		30,481,363

IT Services - 0.8%
BigCommerce Holdings Inc., Series 1	856,000	7,002,080	*

Semiconductors & Semiconductor Equipment - 2.9%
indie Semiconductor Inc., Class A Shares	1,067,300	6,478,511	*
Photronics Inc.	320,400	9,362,088	*
SMART Global Holdings Inc.	412,550	8,106,607	*

Total Semiconductors & Semiconductor Equipment		23,947,206

Software - 3.2%
CommVault Systems Inc.	95,938	8,795,596	*
NCR Voyix Corp.	407,888	5,995,954	*
Rapid7 Inc.	124,022	6,824,931	*
WalkMe Ltd.	467,285	4,813,035	*

Total Software		26,429,516

TOTAL INFORMATION TECHNOLOGY		93,097,992

MATERIALS - 6.6%
Chemicals - 2.2%
Avient Corp.	184,244	6,671,476
Olin Corp.	219,658	11,437,592

Total Chemicals		18,109,068

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Fund 2024 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Construction Materials - 1.6%
Eagle Materials Inc.		59,100	$13,373,148

Metals & Mining - 2.8%
Commercial Metals Co.		126,750	6,618,885
Constellium SE		500,630	9,386,812	*
MP Materials Corp.		433,375	6,851,659	*

Total Metals & Mining			22,857,356

TOTAL MATERIALS			54,339,572

REAL ESTATE - 6.1%
Diversified REITs - 0.5%
Alexander & Baldwin Inc.		258,500	4,477,220

Hotel & Resort REITs - 1.1%
RLJ Lodging Trust		755,223	8,745,482

Industrial REITs - 0.8%
LXP Industrial Trust		773,069	7,027,197

Office REITs - 1.4%
COPT Defense Properties		477,000	11,238,120

Retail REITs - 1.2%
Kite Realty Group Trust		452,526	9,684,057

Specialized REITs - 1.1%
PotlatchDeltic Corp.		207,100	9,263,583

TOTAL REAL ESTATE			50,435,659

UTILITIES - 2.4%
Electric Utilities - 1.4%
Portland General Electric Co.		276,673	11,324,226

Gas Utilities - 1.0%
ONE Gas Inc.		141,800	8,702,266

TOTAL UTILITIES			20,026,492

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $659,250,212)			810,902,419

	RATE
SHORT-TERM INVESTMENTS - 1.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.181%	6,567,403	6,567,403	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.277%	6,567,403	6,567,403	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,134,806)			13,134,806

TOTAL INVESTMENTS - 99.7% (Cost - $672,385,018)			824,037,225
Other Assets in Excess of Liabilities - 0.3%			2,840,918

TOTAL NET ASSETS - 100.0%			$826,878,143

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2024 Quarterly Report	5

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $6,567,403 and the cost was $6,567,403 (Note 2).

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Small Cap Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

ClearBridge Small Cap Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8	ClearBridge Small Cap Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$144,618,167	$2,465,760	—	$147,083,927
Other Common Stocks	663,818,492	—	—	663,818,492

Total Long-Term Investments	808,436,659	2,465,760	—	810,902,419

Short-Term Investments†	13,134,806	—	—	13,134,806

Total Investments	$821,571,465	$2,465,760	—	$824,037,225

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,040,386	$16,410,725	16,410,725	$18,883,708	18,883,708	—	$103,037	—	$6,567,403

ClearBridge Small Cap Fund 2024 Quarterly Report	9